TRADE AND BILLS RECEIVABLE (Schedule of Aging Analysis of Trade Receivables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables	$ 9,518	¥ 63,764	¥ 51,027
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	6,031	40,398	19,026
Not Later Than One Yearto Two [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	558	3,740	5,106
Not Later Thantwo Yeart To Three [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,617	10,835	12,796
Over Three Years [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 1,312	¥ 8,791	¥ 14,099